PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Long-Term Investments 99.8%
Common Stocks 99.5%
Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	116,200	$2,003,288
Automobile Components 1.4%
Adient PLC*	87,800	1,714,734
BorgWarner, Inc.	13,500	454,005
Dana, Inc.	196,200	1,504,854
Standard Motor Products, Inc.	57,500	1,850,925
		5,524,518
Banks 16.8%
Amalgamated Financial Corp.	7,800	258,687
Ameris Bancorp	33,400	2,070,466
Associated Banc-Corp.	65,200	1,547,848
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	3,000	109,710
Bank OZK	22,300	975,625
Bank7 Corp.	1,100	46,145
BankUnited, Inc.	79,000	2,791,860
Banner Corp.	9,100	582,764
Berkshire Hills Bancorp, Inc.	25,400	691,642
Brookline Bancorp, Inc.	75,700	851,625
Business First Bancshares, Inc.	8,500	222,615
Byline Bancorp, Inc.	31,900	858,429
Cadence Bank	69,500	2,323,385
Camden National Corp.	2,800	117,460
Capitol Federal Financial, Inc.	19,500	125,677
Cathay General Bancorp	40,300	1,852,994
Central Pacific Financial Corp.	9,500	255,930
Civista Bancshares, Inc.	5,600	114,072
CNB Financial Corp.	31,999	812,135
Community Trust Bancorp, Inc.	14,366	744,159
ConnectOne Bancorp, Inc.	18,500	448,440
Customers Bancorp, Inc.*	52,200	2,407,986
Dime Community Bancshares, Inc.	17,900	538,253
Enterprise Financial Services Corp.	25,000	1,318,000
Financial Institutions, Inc.	54,627	1,311,594
First Bancorp	10,600	442,020
First Busey Corp.	61,000	1,482,910
First Business Financial Services, Inc.	1,000	42,800
First Commonwealth Financial Corp.	60,500	994,620
First Financial Bancorp	105,551	2,699,994
First Financial Corp.	18,759	805,887

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
First Internet Bancorp	2,800	$97,916
First Merchants Corp.	27,200	1,007,760
First Mid Bancshares, Inc.	8,600	328,090
FS Bancorp, Inc.	2,400	105,024
Fulton Financial Corp.	119,000	2,155,090
Hancock Whitney Corp.	57,800	3,010,224
Hanmi Financial Corp.	36,278	829,678
Heritage Commerce Corp.	31,700	307,807
Home Bancorp, Inc.	900	42,435
Hope Bancorp, Inc.	132,616	1,643,112
Horizon Bancorp, Inc.	31,031	497,117
Independent Bank Corp.	15,900	1,000,110
Investar Holding Corp.	1,900	39,653
Metropolitan Bank Holding Corp.*	3,000	160,500
Mid Penn Bancorp, Inc.	2,000	63,180
Midland States Bancorp, Inc.	25,500	632,655
Northeast Community Bancorp, Inc.	18,600	482,856
Northfield Bancorp, Inc.	8,400	98,868
Northwest Bancshares, Inc.	76,000	1,010,040
OceanFirst Financial Corp.	45,800	833,560
OFG Bancorp (Puerto Rico)	2,100	84,567
Old Second Bancorp, Inc.	20,900	343,178
Origin Bancorp, Inc.	9,900	310,761
Orrstown Financial Services, Inc.	2,600	97,344
Pathward Financial, Inc.	6,500	459,940
Peapack-Gladstone Financial Corp.	24,479	786,755
Peoples Bancorp, Inc.	29,100	895,698
Preferred Bank	1,900	160,303
Provident Financial Services, Inc.	58,220	1,087,550
QCR Holdings, Inc.	11,200	885,920
RBB Bancorp	8,600	190,920
Renasant Corp.	27,900	951,669
S&T Bancorp, Inc.	31,263	1,187,369
Sandy Spring Bancorp, Inc.	13,100	440,684
Sierra Bancorp	2,000	56,800
Simmons First National Corp. (Class A Stock)	69,000	1,600,800
SmartFinancial, Inc.	2,500	82,900
Southern Missouri Bancorp, Inc.	800	47,440
Southside Bancshares, Inc.	5,900	191,160
SouthState Corp.	2,485	242,362
Stellar Bancorp, Inc.	26,300	715,886
Third Coast Bancshares, Inc.*	3,800	123,766

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
TriCo Bancshares	8,200	$350,386
TrustCo Bank Corp.	11,800	389,164
Trustmark Corp.	37,400	1,298,528
UMB Financial Corp.	5,200	570,596
United Bankshares, Inc.	6,100	229,848
Unity Bancorp, Inc.	4,500	174,060
Univest Financial Corp.	25,600	712,448
Valley National Bancorp	234,700	2,222,609
Veritex Holdings, Inc.	48,600	1,312,200
Washington Trust Bancorp, Inc.	5,500	187,715
WesBanco, Inc.	53,148	1,671,504
WSFS Financial Corp.	4,500	221,265
Zions Bancorp NA	14,400	749,664
		65,225,166
Biotechnology 4.1%
2seventy bio, Inc.*	61,300	266,042
ACELYRIN, Inc.*	70,000	397,600
Allogene Therapeutics, Inc.*(a)	92,700	236,848
CareDx, Inc.*	75,000	1,659,750
Caribou Biosciences, Inc.*	111,100	217,756
Catalyst Pharmaceuticals, Inc.*	45,400	989,720
Century Therapeutics, Inc.*	12,400	14,260
Design Therapeutics, Inc.*	54,200	284,008
Entrada Therapeutics, Inc.*	21,300	365,082
Fate Therapeutics, Inc.*	82,800	196,236
Generation Bio Co.*	23,400	51,012
Inhibrx Biosciences, Inc.*	6,800	109,004
iTeos Therapeutics, Inc.*	28,000	236,600
Kiniksa Pharmaceuticals International PLC*	35,500	801,945
Kodiak Sciences, Inc.*	76,300	289,940
Lyell Immunopharma, Inc.*	85,900	82,490
Myriad Genetics, Inc.*	116,100	2,549,556
Natera, Inc.*	8,300	1,003,968
Nkarta, Inc.*	47,200	145,376
Organogenesis Holdings, Inc.*	97,600	270,352
Puma Biotechnology, Inc.*	82,900	236,265
RAPT Therapeutics, Inc.*	51,600	109,392
Rigel Pharmaceuticals, Inc.*	5,500	74,965
Sage Therapeutics, Inc.*(a)	38,900	236,512
United Therapeutics Corp.*	2,800	1,047,116

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Vanda Pharmaceuticals, Inc.*	49,100	$228,315
Veracyte, Inc.*	83,400	2,813,916
Verve Therapeutics, Inc.*	19,300	110,589
Vir Biotechnology, Inc.*	71,900	538,531
Voyager Therapeutics, Inc.*	74,700	510,201
		16,073,347
Building Products 2.2%
Apogee Enterprises, Inc.	23,800	1,781,192
Masterbrand, Inc.*	141,200	2,535,952
Resideo Technologies, Inc.*	129,300	2,543,331
UFP Industries, Inc.	13,600	1,663,824
		8,524,299
Capital Markets 0.1%
Donnelley Financial Solutions, Inc.*	3,600	210,024
Virtus Investment Partners, Inc.	800	173,096
		383,120
Chemicals 1.8%
AdvanSix, Inc.	42,600	1,208,562
Avient Corp.	4,400	205,084
Core Molding Technologies, Inc.*	23,600	355,180
Ecovyst, Inc.*	126,100	839,826
Intrepid Potash, Inc.*	52,300	1,312,207
LSB Industries, Inc.*	51,300	420,660
Mativ Holdings, Inc.	122,300	1,889,535
Rayonier Advanced Materials, Inc.*	82,700	658,292
		6,889,346
Commercial Services & Supplies 3.1%
ACCO Brands Corp.	318,441	1,560,361
Aris Water Solutions, Inc. (Class A Stock)	27,800	458,700
BrightView Holdings, Inc.*	117,000	1,916,460
Cimpress PLC (Ireland)*	27,400	1,890,874
CoreCivic, Inc.*	69,400	958,414
Deluxe Corp.	3,500	65,660
Ennis, Inc.	3,700	75,332
GEO Group, Inc. (The)*	25,500	387,090

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies (cont’d.)
HNI Corp.	8,000	$394,240
Interface, Inc.	122,600	2,141,822
MillerKnoll, Inc.	6,700	149,812
Steelcase, Inc. (Class A Stock)	182,400	2,194,272
		12,193,037
Communications Equipment 0.0%
Aviat Networks, Inc.*	1,700	34,765
Construction & Engineering 0.9%
Northwest Pipe Co.*	33,200	1,490,348
Primoris Services Corp.	23,600	1,477,832
Tutor Perini Corp.*	22,000	570,240
		3,538,420
Consumer Finance 2.2%
Bread Financial Holdings, Inc.	54,000	2,691,900
Green Dot Corp. (Class A Stock)*	65,700	746,352
LendingClub Corp.*	28,300	401,294
Navient Corp.	140,500	1,999,315
PROG Holdings, Inc.	56,100	2,449,887
Regional Management Corp.	4,300	123,496
		8,412,244
Consumer Staples Distribution & Retail 2.0%
Andersons, Inc. (The)	26,800	1,216,720
Ingles Markets, Inc. (Class A Stock)	25,405	1,622,363
SpartanNash Co.	107,400	2,259,696
United Natural Foods, Inc.*	70,300	1,429,902
Village Super Market, Inc. (Class A Stock)	40,400	1,153,016
Weis Markets, Inc.	1,600	100,624
		7,782,321
Diversified Consumer Services 0.6%
ADT, Inc.	11,700	84,240
Chegg, Inc.*	232,400	371,840

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services (cont’d.)
Graham Holdings Co. (Class B Stock)	2,000	$1,686,600
Laureate Education, Inc. (Class A Stock)	6,200	106,516
		2,249,196
Diversified REITs 1.1%
Alexander & Baldwin, Inc.	4,500	83,745
Alpine Income Property Trust, Inc.	3,500	61,355
American Assets Trust, Inc.	42,000	1,131,900
Broadstone Net Lease, Inc.	91,000	1,600,690
CTO Realty Growth, Inc.	60,283	1,166,476
Global Net Lease, Inc.	41,323	321,906
		4,366,072
Diversified Telecommunication Services 0.8%
IDT Corp. (Class B Stock)	4,300	201,799
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	103,700	1,015,223
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	106,700	1,032,856
Lumen Technologies, Inc.*	126,400	807,696
		3,057,574
Electric Utilities 0.3%
NRG Energy, Inc.	11,500	1,039,600
Portland General Electric Co.	2,100	99,540
		1,139,140
Electrical Equipment 0.6%
Allient, Inc.	7,700	133,133
EnerSys	20,900	2,024,374
		2,157,507
Electronic Equipment, Instruments & Components 2.1%
Benchmark Electronics, Inc.	53,700	2,325,210
Kimball Electronics, Inc.*	45,500	809,445
PC Connection, Inc.	18,600	1,183,890
Plexus Corp.*	1,500	216,150

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
ScanSource, Inc.*	50,400	$2,137,464
TTM Technologies, Inc.*	64,300	1,442,892
		8,115,051
Energy Equipment & Services 1.3%
DMC Global, Inc.*	79,400	801,146
Geospace Technologies Corp.*	13,700	153,440
Helmerich & Payne, Inc.	61,200	2,056,320
ProFrac Holding Corp. (Class A Stock)*(a)	53,500	318,592
ProPetro Holding Corp.*	16,700	115,397
Ranger Energy Services, Inc. (Class A Stock)	78,900	1,024,122
RPC, Inc.	102,800	583,904
		5,052,921
Entertainment 0.1%
Cinemark Holdings, Inc.*	6,900	205,275
Madison Square Garden Entertainment Corp.*	1,600	66,736
Playtika Holding Corp.	23,800	186,354
		458,365
Financial Services 4.7%
Acacia Research Corp.*	7,900	35,708
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	43,700	1,397,089
Burford Capital Ltd.	26,400	356,400
Enact Holdings, Inc.	65,600	2,236,304
Essent Group Ltd.	39,400	2,364,394
Jackson Financial, Inc. (Class A Stock)	45,700	4,567,715
Mr. Cooper Group, Inc.*	27,900	2,470,545
NMI Holdings, Inc.*	17,800	688,504
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*	5,000	40,200
Radian Group, Inc.	94,966	3,315,263
Repay Holdings Corp.*	77,500	616,513
		18,088,635
Food Products 2.8%
Cal-Maine Foods, Inc.	33,300	2,923,074
Dole PLC	159,200	2,571,080
Fresh Del Monte Produce, Inc.	85,600	2,748,616

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Hain Celestial Group, Inc. (The)*	55,700	$486,261
Ingredion, Inc.	7,300	969,148
Mission Produce, Inc.*	9,400	110,920
Seaboard Corp.	200	553,202
Seneca Foods Corp. (Class A Stock)*	7,600	469,908
		10,832,209
Gas Utilities 1.2%
National Fuel Gas Co.	9,800	593,194
Northwest Natural Holding Co.	34,800	1,353,372
ONE Gas, Inc.	5,700	406,239
Southwest Gas Holdings, Inc.	11,800	864,350
Spire, Inc.	14,200	906,812
UGI Corp.	20,600	492,546
		4,616,513
Health Care Equipment & Supplies 2.7%
Avanos Medical, Inc.*	53,600	1,001,248
Embecta Corp.	13,600	191,488
ICU Medical, Inc.*	14,700	2,509,731
Inogen, Inc.*	4,300	37,539
Integra LifeSciences Holdings Corp.*	61,500	1,153,740
LivaNova PLC*	33,700	1,739,594
Omnicell, Inc.*	35,500	1,726,720
OraSure Technologies, Inc.*	234,000	951,210
Varex Imaging Corp.*	93,400	1,226,342
		10,537,612
Health Care Providers & Services 2.2%
AdaptHealth Corp.*	72,700	748,083
Ardent Health Partners, Inc.*	27,500	478,500
Cross Country Healthcare, Inc.*	91,700	1,046,297
National HealthCare Corp.	15,700	1,821,671
OPKO Health, Inc.*(a)	69,700	105,247
Owens & Minor, Inc.*	101,900	1,295,149
Pediatrix Medical Group, Inc.*	94,500	1,164,240
Tenet Healthcare Corp.*	7,000	1,085,140
Universal Health Services, Inc. (Class B Stock)	4,800	980,688
		8,725,015

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Health Care REITs 0.5%
Global Medical REIT, Inc.(a)	37,700	$342,693
National Health Investors, Inc.	500	38,325
Sabra Health Care REIT, Inc.	85,200	1,652,880
		2,033,898
Health Care Technology 0.0%
HealthStream, Inc.	3,100	90,629
Hotel & Resort REITs 1.4%
Braemar Hotels & Resorts, Inc.	88,700	253,682
Chatham Lodging Trust	42,600	336,540
DiamondRock Hospitality Co.	38,200	327,374
Pebblebrook Hotel Trust	94,300	1,129,714
RLJ Lodging Trust	129,500	1,146,075
Service Properties Trust	194,300	621,760
Summit Hotel Properties, Inc.	149,400	914,328
Xenia Hotels & Resorts, Inc.	40,700	576,719
		5,306,192
Hotels, Restaurants & Leisure 0.7%
Dine Brands Global, Inc.	6,000	182,640
El Pollo Loco Holdings, Inc.*	149,100	1,822,002
Travel + Leisure Co.	15,800	755,398
		2,760,040
Household Durables 2.7%
Century Communities, Inc.	3,000	265,980
Hamilton Beach Brands Holding Co. (Class A Stock)	5,300	146,545
Helen of Troy Ltd.*(a)	35,700	2,272,305
KB Home	42,000	3,297,000
Landsea Homes Corp.*	48,000	498,240
Lifetime Brands, Inc.	10,500	60,480
M/I Homes, Inc.*	9,900	1,500,741
Meritage Homes Corp.	900	163,080
Taylor Morrison Home Corp.*	29,400	2,013,900
Tri Pointe Homes, Inc.*	6,200	250,666
		10,468,937

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Industrial REITs 0.3%
Industrial Logistics Properties Trust	157,200	$555,702
LXP Industrial Trust	65,900	622,096
		1,177,798
Insurance 3.0%
Ambac Financial Group, Inc.*	67,400	762,294
CNO Financial Group, Inc.	87,900	3,023,760
Employers Holdings, Inc.	22,100	1,076,712
Fidelis Insurance Holdings Ltd. (United Kingdom)	77,300	1,334,198
Genworth Financial, Inc. (Class A Stock)*	14,100	95,034
Greenlight Capital Re Ltd. (Class A Stock)*	19,900	268,252
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	114,500	1,994,590
Mercury General Corp.	17,900	1,210,577
SiriusPoint Ltd. (Sweden)*	125,000	1,642,500
United Fire Group, Inc.	2,700	53,028
Universal Insurance Holdings, Inc.	13,300	265,202
		11,726,147
Interactive Media & Services 0.7%
Bumble, Inc. (Class A Stock)*	76,300	540,204
Ziff Davis, Inc.*	51,200	2,369,024
		2,909,228
Leisure Products 0.4%
JAKKS Pacific, Inc.*	38,900	1,227,295
Solo Brands, Inc. (Class A Stock)*	135,100	168,875
		1,396,170
Machinery 2.1%
Allison Transmission Holdings, Inc.	12,400	1,325,064
Commercial Vehicle Group, Inc.*	20,400	59,364
Eastern Co. (The)	1,500	46,710
Greenbrier Cos., Inc. (The)	43,900	2,601,953
L.B. Foster Co. (Class A Stock)*	2,000	37,700
Manitowoc Co., Inc. (The)*	111,300	1,039,542
Park-Ohio Holdings Corp.	2,500	71,175
Titan International, Inc.*	147,500	949,900

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Trinity Industries, Inc.	59,600	$2,043,088
Twin Disc, Inc.	6,000	69,660
		8,244,156
Marine Transportation 1.4%
Costamare, Inc. (Monaco)	158,900	2,162,629
Genco Shipping & Trading Ltd.	43,800	689,412
Golden Ocean Group Ltd. (Norway)	97,100	1,040,912
Matson, Inc.	4,600	712,494
Pangaea Logistics Solutions Ltd.	145,800	936,036
		5,541,483
Media 2.4%
Advantage Solutions, Inc.*	189,000	578,340
AMC Networks, Inc. (Class A Stock)*(a)	155,100	1,256,310
Cable One, Inc.(a)	5,100	1,741,956
EW Scripps Co. (The) (Class A Stock)*	172,400	578,402
Gray Television, Inc.	182,000	1,039,220
Scholastic Corp.	33,600	834,288
TEGNA, Inc.	192,900	3,169,347
		9,197,863
Metals & Mining 1.9%
Caledonia Mining Corp. PLC (South Africa)	7,900	117,789
Commercial Metals Co.	24,300	1,307,340
Metallus, Inc.*	74,600	1,051,114
Olympic Steel, Inc.	31,400	1,126,632
Radius Recycling, Inc.	38,000	615,220
Ryerson Holding Corp.	86,800	1,891,372
SunCoke Energy, Inc.	113,500	1,170,185
		7,279,652
Mortgage Real Estate Investment Trusts (REITs) 1.6%
Advanced Flower Capital, Inc.	26,400	257,400
BrightSpire Capital, Inc.	69,200	420,736
Chicago Atlantic Real Estate Finance, Inc.	9,900	149,688
Chimera Investment Corp.	50,033	755,498
Franklin BSP Realty Trust, Inc.	67,300	875,573
Ladder Capital Corp.	110,100	1,256,241

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
MFA Financial, Inc.	86,500	$1,063,085
PennyMac Mortgage Investment Trust	89,100	1,201,068
Ready Capital Corp.(a)	12,304	84,283
		6,063,572
Multi-Utilities 2.3%
Avista Corp.	76,100	2,852,228
Black Hills Corp.	54,100	3,202,179
Northwestern Energy Group, Inc.	54,300	2,902,878
		8,957,285
Office REITs 1.3%
Brandywine Realty Trust	116,000	588,120
City Office REIT, Inc.	77,800	398,336
Douglas Emmett, Inc.(a)	85,900	1,528,161
Paramount Group, Inc.	234,300	1,136,355
Piedmont Office Realty Trust, Inc. (Class A Stock)	140,800	1,399,552
		5,050,524
Oil, Gas & Consumable Fuels 3.8%
Amplify Energy Corp.*	157,100	1,040,002
Ardmore Shipping Corp. (Ireland)	11,400	160,854
Berry Corp.	178,500	896,070
Excelerate Energy, Inc. (Class A Stock)	44,700	1,067,436
FutureFuel Corp.	125,800	759,832
Murphy Oil Corp.	72,400	2,279,152
Par Pacific Holdings, Inc.*	61,800	954,810
Peabody Energy Corp.	87,400	2,295,998
SandRidge Energy, Inc.	84,700	939,323
SM Energy Co.	38,400	1,611,648
Teekay Corp. Ltd. (Bermuda)*	137,200	1,148,364
Teekay Tankers Ltd. (Canada) (Class A Stock)	2,900	138,272
VAALCO Energy, Inc.	42,200	225,348
World Kinect Corp.(a)	43,400	1,134,910
		14,652,019
Paper & Forest Products 0.3%
Clearwater Paper Corp.*	47,600	1,199,044

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Passenger Airlines 2.1%
Alaska Air Group, Inc.*	8,700	$416,817
Allegiant Travel Co.	43,100	2,801,931
SkyWest, Inc.*	33,768	3,214,714
Sun Country Airlines Holdings, Inc.*	115,900	1,628,395
		8,061,857
Personal Care Products 1.2%
Edgewell Personal Care Co.	72,300	2,526,885
Medifast, Inc.*(a)	68,300	1,255,354
Nu Skin Enterprises, Inc. (Class A Stock)	162,300	1,004,637
		4,786,876
Pharmaceuticals 3.1%
Amneal Pharmaceuticals, Inc.*	230,200	1,949,794
Harmony Biosciences Holdings, Inc.*	2,200	70,686
Innoviva, Inc.*	113,600	2,222,016
Organon & Co.	49,700	933,366
Pacira BioSciences, Inc.*	106,100	1,761,260
Phibro Animal Health Corp. (Class A Stock)	72,600	1,678,512
Prestige Consumer Healthcare, Inc.*	43,000	3,171,250
SIGA Technologies, Inc.	7,000	50,540
Supernus Pharmaceuticals, Inc.*	4,900	166,943
		12,004,367
Professional Services 0.9%
Asure Software, Inc.*	14,500	143,840
Heidrick & Struggles International, Inc.	11,800	460,908
IBEX Holdings Ltd.*	18,200	326,872
Kelly Services, Inc. (Class A Stock)	74,900	1,497,251
Korn Ferry	4,300	303,795
Resources Connection, Inc.	56,400	454,020
TTEC Holdings, Inc.	90,800	472,160
		3,658,846
Real Estate Management & Development 0.9%
Forestar Group, Inc.*	39,400	1,243,858
Jones Lang LaSalle, Inc.*	1,800	487,728

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development (cont’d.)
Newmark Group, Inc. (Class A Stock)	30,000	$449,700
RE/MAX Holdings, Inc. (Class A Stock)*	102,000	1,248,480
		3,429,766
Residential REITs 0.1%
Independence Realty Trust, Inc.	7,800	153,036
NexPoint Residential Trust, Inc.	6,600	274,890
		427,926
Retail REITs 0.6%
Acadia Realty Trust	6,400	156,736
InvenTrust Properties Corp.	41,900	1,233,955
Kite Realty Group Trust	37,300	957,491
		2,348,182
Semiconductors & Semiconductor Equipment 0.9%
Alpha & Omega Semiconductor Ltd.*	22,600	746,704
Cirrus Logic, Inc.*	1,400	153,748
Diodes, Inc.*	7,600	444,448
Penguin Solutions, Inc.*	22,400	337,120
Photronics, Inc.*	51,500	1,174,200
Synaptics, Inc.*	11,200	769,104
		3,625,324
Software 1.8%
ACI Worldwide, Inc.*	7,400	364,080
Adeia, Inc.	48,200	599,126
Consensus Cloud Solutions, Inc.*	59,300	1,315,274
Dropbox, Inc. (Class A Stock)*	7,500	193,875
Logility Supply Chain Solutions, Inc. (Class A Stock)	14,800	156,140
Olo, Inc. (Class A Stock)*	7,500	37,575
OneSpan, Inc.*	105,900	1,766,412
Progress Software Corp.	15,200	974,168
SolarWinds Corp.	84,100	1,100,028
Verint Systems, Inc.*	18,800	400,440
		6,907,118

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs 0.9%
Outfront Media, Inc.	135,500	$2,406,480
Safehold, Inc.(a)	53,095	1,129,862
		3,536,342
Specialty Retail 1.4%
Designer Brands, Inc. (Class A Stock)(a)	175,100	912,271
Gap, Inc. (The)	48,800	1,013,576
Haverty Furniture Cos., Inc.	17,800	394,270
MarineMax, Inc.*	13,600	396,168
Monro, Inc.(a)	19,000	520,790
National Vision Holdings, Inc.*	17,900	186,160
ODP Corp. (The)*	59,000	1,830,770
Urban Outfitters, Inc.*	6,500	233,675
		5,487,680
Technology Hardware, Storage & Peripherals 0.7%
Diebold Nixdorf, Inc.*	4,800	222,144
Eastman Kodak Co.*	209,500	988,840
Xerox Holdings Corp.	169,700	1,386,449
		2,597,433
Textiles, Apparel & Luxury Goods 1.4%
Crocs, Inc.*	6,900	743,958
G-III Apparel Group Ltd.*	82,200	2,489,016
Movado Group, Inc.	43,700	807,139
Rocky Brands, Inc.	26,900	547,146
Superior Group of Cos., Inc.	11,000	162,250
Vera Bradley, Inc.*(a)	170,400	853,704
		5,603,213
Tobacco 0.2%
Universal Corp.	17,300	880,916
Trading Companies & Distributors 0.8%
BlueLinx Holdings, Inc.*	6,200	678,652
Boise Cascade Co.	400	53,212
DNOW, Inc.*	97,900	1,158,157
DXP Enterprises, Inc.*	2,000	98,160

PGIM Quant Solutions Small-Cap Value Fund

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
MRC Global, Inc.*	14,900	$182,674
Rush Enterprises, Inc. (Class A Stock)	5,200	294,216
Titan Machinery, Inc.*	19,900	273,127
Willis Lease Finance Corp.	1,500	271,995
		3,010,193
Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	14,900	443,275

Total Common Stocks (cost $370,743,765)		386,843,632
Unaffiliated Exchange-Traded Fund 0.3%
iShares Russell 2000 Value ETF(a) (cost $1,143,455)	7,450	1,224,482

Total Long-Term Investments (cost $371,887,220)		388,068,114

Short-Term Investments 3.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wb)	319,687	319,687
PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (cost $12,921,571; includes $12,853,376 of cash collateral for securities on loan)(b)(wb)	12,928,035	12,921,571

Total Short-Term Investments (cost $13,241,258)		13,241,258

TOTAL INVESTMENTS 103.2% (cost $385,128,478)		401,309,372
Liabilities in excess of other assets (3.2)%		(12,587,575)

Net Assets 100.0%		$388,721,797

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,336,509; cash collateral of $12,853,376 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Quant Solutions Small-Cap Value Fund